RESTRICTED CASH, CASH AND CASH EQUIVALENTS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash	$ 1.3	$ 1.0